RIGHT OF USE ASSETS AND LEASE LIABILITIES	12 Months Ended
Dec. 31, 2023
Right Of Use Asset And Lease Liability [Abstract]
RIGHT OF USE ASSETS AND LEASE LIABILITIES	RIGHT OF USE ASSETS AND LEASE LIABILITIES
The Group has entered into lease agreements primarily for the lease of offices and premises. Changes in right of use assets and lease liabilities as of December 31, 2023 and 2022 are as follows:

	2023	2022
Lease liabilities:
As of the beginning of the year	3,318,236	1,909,119
Additions	71,084	2,160,014
Financial restatements	358,923	289,307
Foreign Exchange gain /(losses)	4,271,628	930,664
Gain on net monetary position	(3,071,750)	(1,088,899)
Payments	(960,757)	(881,969)
As of the end of the year	3,987,364	3,318,236
Right of use assets:
As of the beginning of the year	3,271,458	1,879,740
Additions	71,084	2,160,014
Depreciation	(796,200)	(768,296)
As of the end of the year	2,546,342	3,271,458